Property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 316
Amortization	485	$ 103	$ 1,173
Impairment	(95)
Balance	1,282	316
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	638	584
Additions	871	198
Impairment	(130)
Effect of movements in exchange rates	(4)	12
Dispositions		(156)
Balance	2,052	638	584
Impact of adoption of IFRS 16 (Note 4)	677
Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	322	363
Amortization	485	103
Impairment	(35)
Effect of movements in exchange rates	(2)	12
Dispositions		(156)
Balance	770	322	363
Computer And Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	258
Balance	197	258
Computer And Office Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	470	428
Additions	50	186
Impairment	0
Effect of movements in exchange rates	0	12
Dispositions		(156)
Balance	520	470	428
Impact of adoption of IFRS 16 (Note 4)	0
Computer And Office Equipment | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	212	281
Amortization	111	75
Impairment	0
Effect of movements in exchange rates	0	12
Dispositions		(156)
Balance	323	212	281
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance	58
Balance	0	58
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	168	156
Additions	2	12
Impairment	0
Effect of movements in exchange rates	0	0
Dispositions		0
Balance	170	168	156
Impact of adoption of IFRS 16 (Note 4)	0
Leasehold improvements | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	110	82
Amortization	60	28
Impairment	0
Effect of movements in exchange rates	0	0
Dispositions		0
Balance	170	110	82
ReDS Demonstration Units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0
Additions	67
Balance	0	0
ReDS Demonstration Units [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
Additions	134	0
Impairment	(130)
Effect of movements in exchange rates	(4)	0
Dispositions		0
Balance	0	0	0
Impact of adoption of IFRS 16 (Note 4)	0
ReDS Demonstration Units [Member] | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
Amortization	37	0
Impairment	(35)
Effect of movements in exchange rates	(2)	0
Dispositions		0
Balance	0	0	0
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0
Balance	1,085	0
Right-of-use assets [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
Additions	685	0
Impairment	0
Effect of movements in exchange rates	0	0
Dispositions		0
Balance	1,362	0	0
Impact of adoption of IFRS 16 (Note 4)	677
Right-of-use assets [member] | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
Amortization	277	0
Impairment	0
Effect of movements in exchange rates	0	0
Dispositions		0
Balance	$ 277	$ 0	$ 0